Restatement of Previously Issued Audited and Unaudited Financial Statements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Public And Private Placement Warrants [Member]
Change in Accounting Estimate [Line Items]
Percentage of number of warrant holders approval require for provision made in event of tender or exchange offer	50.00%